Employee Retirement Plans - Schedule of Health Care Cost Trend Rates (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Retirement Benefits [Abstract]
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%
Fiscal year that the rate reaches the ultimate trend rate	2026	2026